Equity - Additional Information (Details) $ in Thousands, $ in Millions	1 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($) $ / shares	Mar. 31, 2021 AUD ($) $ / shares shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($) shares	May 31, 2020 shares	Oct. 31, 2019 shares	Jun. 30, 2019 shares
Disclosure Of Classes Of Share Capital [Line Items]
Proceeds from issue of shares | $			$ 209	$ 106,268	$ 144,946
Fully-paid ordinary shares						43,000,000.0	37,500,000
Warrants
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares		15,027,327
Warrant exercise price per share | $ / shares		$ 2.88
Warrant exercise term	7 years	7 years
Warrants | Bottom of Range
Disclosure Of Classes Of Share Capital [Line Items]
Share price for right exercise of the warrants | $ / shares	4.32	4.32
Private Placement of Shares
Disclosure Of Classes Of Share Capital [Line Items]
Par value per share | $ / shares		$ 2.30
Proceeds from issue of shares	$ 110,000	$ 138.0
Fully-paid ordinary shares		60,109,290
Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares			650,454,551	648,696,070	583,949,612			498,626,208